UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          March 31, 2012
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 103 data records

Form 13F Information Table Value Total:   132910(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1582    17725 SH       Sole                                      17725
AT&T Corp.                     COM              00206r102     1514    48459 SH       Sole                                      48459
Abbott Laboratories            COM              002824100     2227    36328 SH       Sole                     1000             35328
Accenture Ltd. Cl A            COM              g1151c101      739    11442 SH       Sole                      900             10542
Ace Limited                    COM              h0023r105     1067    14575 SH       Sole                     1800             12775
Alliant Energy Corp.           COM              018802108      262     6046 SH       Sole                                       6046
Altria Group Inc.              COM              02209s103     1411    45685 SH       Sole                                      45685
Anadarko Petroleum Corporation COM              032511107     2431    31021 SH       Sole                     1300             29721
Apache                         COM              037411105     1614    16068 SH       Sole                      800             15268
Apple Computer                 COM              037833100     6780    11307 SH       Sole                      200             11107
Baidu, Inc                     COM              056752108      267     1825 SH       Sole                                       1825
Bank of America Corp           COM              060505104      329    34310 SH       Sole                                      34310
Bank of Montreal               COM              063671101     1041    17518 SH       Sole                                      17518
Barrick Gold                   COM              067901108      261     5980 SH       Sole                                       5980
Becton Dickinson & Co.         COM              075887109     1146    14755 SH       Sole                                      14755
Berkshire Hathaway Cl. B       COM              084670207      516     6348 SH       Sole                                       6348
Bristol-Myers Squibb Co.       COM              110122108      454    13450 SH       Sole                                      13450
Celgene Corporation            COM              151020104     1522    19628 SH       Sole                     2400             17228
Cenovus Energy Inc             COM              15135u109     1797    49985 SH       Sole                     3000             46985
Central Fund of Canada Limited COM              153501101     1043    47500 SH       Sole                                      47500
Central GoldTrust              COM              153546106     4285    67205 SH       Sole                     3200             64005
Chevron Corp.                  COM              166764100     2167    20210 SH       Sole                      600             19610
Chubb Corp.                    COM              171232101     1171    16935 SH       Sole                     2550             14385
Church & Dwight Co.            COM              171340102      577    11725 SH       Sole                                      11725
Clarcor Inc                    COM              179895107      247     5012 SH       Sole                                       5012
Coca-Cola Co.                  COM              191216100     4083    55163 SH       Sole                     2400             52763
Colgate Palmolive Co.          COM              194162103     3199    32715 SH       Sole                     1200             31515
Collection House               COM              Q2621Z109       17    20000 SH       Sole                                      20000
ConocoPhillips                 COM              20825c104     2896    38100 SH       Sole                                      38100
CopyTele Inc                   COM              217721109        3    15000 SH       Sole                                      15000
Covance Inc.                   COM              222816100      771    16175 SH       Sole                                      16175
Cross Timbers Royalty Trust    COM              22757r109      316     7470 SH       Sole                                       7470
DNP Select Income Fund         COM              23325p104      941    93100 SH       Sole                     8000             85100
Diageo                         COM              25243q205      207     2140 SH       Sole                                       2140
E. I. du Pont de Nemours       COM              263534109     1530    28920 SH       Sole                                      28920
EMC Corp.                      COM              268648102      833    27855 SH       Sole                     1000             26855
Eldorado Gold Corp.            COM              284902103      213    15500 SH       Sole                                      15500
Exact Sciences Corporation     COM              30063p105      246    22000 SH       Sole                                      22000
Exxon Mobil                    COM              30231G102     3806    43878 SH       Sole                     1700             42178
Fastenal                       COM              311900104      768    14189 SH       Sole                                      14189
Firstenergy Corp.              COM              337932107     1567    34360 SH       Sole                                      34360
Fiserv Inc.                    COM              337738108      399     5737 SH       Sole                     1200              4537
Freeport McMoran CP & GLD Cl B COM              35671D857     1045    27469 SH       Sole                      200             27269
General Dynamics               COM              369550108     1795    24460 SH       Sole                      200             24260
Gilead Sciences Inc.           COM              375558103     1706    34915 SH       Sole                     2750             32165
Google, Inc.                   COM              38259p508      318      495 SH       Sole                      100               395
GreenHaven Continuous Commodit COM              395258106      817    26965 SH       Sole                     2900             24065
Halliburton Co.                COM              406216101      504    15180 SH       Sole                                      15180
Harris Cp                      COM              413875105      975    21621 SH       Sole                     2200             19421
Healthcare Services            COM              421906108     1885    88615 SH       Sole                     2000             86615
IBM Corp.                      COM              459200101     4257    20402 SH       Sole                      700             19702
Integrys Energy Group          COM              45822p105     2049    38650 SH       Sole                     1400             37250
Intel Corp.                    COM              458140100     4870   173214 SH       Sole                     6500            166714
Jazz Pharmaceuticals plc       COM              G50871105      422     8691 SH       Sole                     1000              7691
Johnson & Johnson              COM              478160104     3170    48054 SH       Sole                     2300             45754
KLA-Tencor Corp.               COM              482480100     1211    22246 SH       Sole                     2300             19946
Lehman Trikes Inc.             COM              525216107        1    35000 SH       Sole                                      35000
Lilly, Eli & Co.               COM              532457108      321     7952 SH       Sole                                       7952
Market Vectors ETF Tr Gold Min COM              57060u100     1779    35900 SH       Sole                     1500             34400
Market Vectors ETF Tr Jr Gold  COM              57060U589      210     8550 SH       Sole                                       8550
McDonalds Corp.                COM              580135101     1327    13518 SH       Sole                                      13518
Merck & Co., Inc.              COM              58933y105      755    19650 SH       Sole                                      19650
Merge Technologies             COM              589499102     1255   214100 SH       Sole                                     214100
Microchip Technology Incorpora COM              595017104     2120    56980 SH       Sole                      700             56280
Monsanto Company               COM              61166w101      333     4170 SH       Sole                                       4170
Monster Beverage Corporation   COM              611740101      866    13942 SH       Sole                      400             13542
Neogenomics Inc New            COM              64049m209      169   100000 SH       Sole                                     100000
Nestle S A Reg B ADR           COM              641069406     3102    49360 SH       Sole                     2500             46860
Newmont Mining                 COM              651639106     1676    32680 SH       Sole                                      32680
NovaGold Resources Inc.        COM              66987e206      219    30400 SH       Sole                                      30400
Novo-Nordisk a/s adr F         COM              670100205      491     3535 SH       Sole                      400              3135
O'Reilly Automotive, Inc       COM              67103h107     1492    16329 SH       Sole                      500             15829
Occidental Petroleum Corp.     COM              674599105     1952    20490 SH       Sole                     1050             19440
Oracle Systems Corp.           COM              68389X105      269     9220 SH       Sole                                       9220
Oridion Systems Ltd.           COM              M75541108      222    16500 SH       Sole                                      16500
Penn West Petroleum Ltd        COM              707887105      410    20950 SH       Sole                                      20950
Pepsico, Inc.                  COM              713448108     1915    28848 SH       Sole                                      28848
Pfizer, Inc.                   COM              717081103      881    38880 SH       Sole                                      38880
Philip Morris International    COM              718172109      575     6485 SH       Sole                                       6485
Potash Corporation of Saskatch COM              73755l107      341     7450 SH       Sole                                       7450
ProShares UltraShort Lehman 20 COM              74347R297      970    47405 SH       Sole                                      47405
Procter & Gamble Co.           COM              742718109     3401    50591 SH       Sole                     2192             48399
Republic Services, Inc.        COM              760759100     1202    39300 SH       Sole                     3000             36300
Rydex ETF Trust Australian Dol COM              23129u101     1330    12800 SH       Sole                     1500             11300
Rydex ETF Trust Canadian Dolla COM              23129x105      230     2300 SH       Sole                                       2300
Schlumberger Ltd.              COM              806857108     2319    33160 SH       Sole                                      33160
Siemens AG Spon ADR            COM              826197501      394     3900 SH       Sole                                       3900
Stericycle Inc                 COM              858912108     1882    22500 SH       Sole                                      22500
Suncor Energy                  COM              867224107      393    12000 SH       Sole                                      12000
Transglobe Energy Corp.        COM              893662106      194    16000 SH       Sole                                      16000
US Bancorp                     COM              902973304      224     7062 SH       Sole                                       7062
Unilever                       COM              904767704      658    19900 SH       Sole                     3000             16900
United Technologies Corp.      COM              913017109     1105    13315 SH       Sole                     1200             12115
Varian Medical Sys Inc.        COM              92220P105      773    11204 SH       Sole                                      11204
Verizon Communications         COM              92343V104     3561    93134 SH       Sole                     2400             90734
Vista Gold                     COM              927926204      187    59400 SH       Sole                                      59400
Vodafone Group PLC             COM              92857W209     2174    78550 SH       Sole                     5600             72950
Wal-Mart Stores                COM              931142103     2912    47580 SH       Sole                     2100             45480
Walgreen Co.                   COM              931422109      328     9790 SH       Sole                                       9790
Weight Watchers Intl, Inc.     COM              948626106     1021    13225 SH       Sole                     2350             10875
Wisconsin Energy               COM              976657106      215     6100 SH       Sole                     2000              4100
Yamana Gold, Inc.              COM              98462y100      250    16000 SH       Sole                                      16000
iShares MSCI Singapore Index F COM              464286673     1283    99500 SH       Sole                    12000             87500